Income tax expense (Tables)	12 Months Ended
Jun. 30, 2021
Income tax expense
Schedule of income tax expense

(in € thousands)	2019	2020	2021
Total current tax income / (expense)	(3,562)	(5,185)	(14,355)
Thereof prior year adjustments	—	(520)	(741)
Thereof other current income tax effects for the period	(3,562)	(4,665)	(13,614)

Total deferred tax income / (expense)	123	1,744	(1,179)
Thereof effects from origination and reversal of temporary balance sheet differences	1,185	(73)	2,553
Thereof prior year adjustments	—	435	896
Thereof effects from (non-)recognition of deferred tax assets on current tax losses / interest carryforwards	(1,062)	1,382	(4,628)

Total income tax expense	(3,439)	(3,441)	(15,534)

Schedule of effective income tax rate reconciliation

	Year ended June 30,
(in € thousands)	2019	2020	2021
Income (loss) before tax	5,090	9,791	(17,070)
Tax (expense) income based on expected group tax rate	(1,415)	(2,722)	4,697
Tax effects of:
Non-recognition of interest expenses due to interest cap	(1,103)	(1,042)	—
Utilization of interest expense carry-forwards and recognition of related deferred tax assets	—	1,400	4,118
Non-deductible expense (German trade tax)	(331)	(233)	(727)
Other non-deductible expenses	(778)	(874)	(19,412)
Tax free income	1,297	108	—
Tax rate difference between group and local tax rates	32	57	(420)
Prior year adjustments	—	(85)	155
Non-recognition on deferred tax assets on loss carryforwards	(1,062)	(18)	(4,064)
Others	(79)	(32)	119
Income tax expense	(3,439)	(3,441)	(15,534)
Effective total income tax rate (%)	67.6%	35.1%	91.0%